Research and Development, Net (Tables)	12 Months Ended
Oct. 31, 2024
Research and Development, Net [Abstract]
Schedule of Research and Development, Net
	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2024	2023	2022

Research and preclinical studies	$747,026	$1,159,147	$2,380,942
Salaries, regulatory, professional and other expenses	542,615	469,667	666,125
Share-based compensation (Notes 6, 10 and 11)	132,502	45,870	213,299
Reimbursements (Note 6)	(50,319)	(141,409)	(194,205)
Amortization of intangible assets	10,984	10,954	14,830
Total research and development, net	$1,382,808	$1,544,229	$3,080,991